Fair Value of Financial Instruments, Part 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets [Abstract]
Cash and cash equivalents	$ 583,044	$ 544,016	$ 532,943	$ 444,250
Securities available for sale	863,754	912,092
Held to maturity securities	90,305	151,126
Net loans	2,910,940	2,771,705
Accrued interest receivable	11,198	11,752
Financial liabilities [Abstract]
Demand deposits	318,456	300,544
Interest bearing deposits	3,609,592	3,505,833
Short-term borrowings	204,162	159,846
Accrued interest payable	468	449
Fair Value Measurements Using Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	583,044	544,016
Securities available for sale	10	10
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	0	0
Financial liabilities [Abstract]
Demand deposits	318,456	300,544
Interest bearing deposits	2,477,567	2,426,170
Short-term borrowings	0	0
Accrued interest payable	101	103
Fair Value Measurements Using Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	863,744	912,082
Held to maturity securities	90,305	151,126
Net loans	0	0
Accrued interest receivable	3,452	4,114
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,132,025	1,079,663
Short-term borrowings	204,162	159,846
Accrued interest payable	367	346
Fair Value Measurements Using Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	2,910,940	2,771,705
Accrued interest receivable	7,746	7,638
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	583,044	544,016
Securities available for sale	863,754	912,092
Held to maturity securities	86,215	143,426
Federal Reserve Bank and Federal Home Loan Bank stock	10,500	9,632
Net loans	2,878,540	2,636,806
Accrued interest receivable	11,198	11,752
Financial liabilities [Abstract]
Demand deposits	318,456	300,544
Interest bearing deposits	3,608,615	3,503,649
Short-term borrowings	204,162	159,846
Accrued interest payable	$ 468	$ 449